Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Registrant Name	NYMOX PHARMACEUTICAL CORPORATION
Entity Central Index Key	0001018735
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Small Business	false
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2025
Entity Filer Category	Accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Common Stock Shares Outstanding	102,040,140
Document Annual Report	true
Document Transition Report	false
Document Fin Stmt Error Correction Flag	false
Entity File Number	001-12033
Entity Incorporation State Country Code	C5
Entity Address Address Line 1	Bay & Deveaux Streets
Entity Address City Or Town	Nassau
Entity Address Country	BS
Icfr Auditor Attestation Flag	false
Auditor Name	M&K CPAS, PLLC
Auditor Location	The Woodlands, Texas
Auditor Firm Id	2738
Security 12b Title	Common Stock
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
Amendment Description	We are filing this Amendment No. 1 on Form 20-F/A (the “Amendment”) to our Annual Report on Form 20-F for the year ended December 31, 2025 (the “Form 20-F”), filed with the United States Securities and Exchange Commission on September 14, 2026 (the “Original Filing Date”), solely to furnish the Interactive Data File exhibits required by Item 601(b)(101) of Regulation S-K. These exhibits were inadvertently not included with our Form 20-F filing. No other changes have been made to the Form 20-F. This Amendment speaks as of the Original Filing Date and does not reflect events that may have occurred subsequent to the Original Filing Date, and does not modify or update in any way the disclosures made in the Form 20-F.
Document Registration Statement	false
Business Contact [Member]
Document Information Line Items
Phone Fax Number Description	514-332-2227
Contact Personnel Email Address	info@nymox.com
Contact Personnel Name	Paul Averback
City Area Code	800
Local Phone Number	936-9669